Goodwill and Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Finite Lived Intangible Assets

The intangible assets, their original fair values, adjusted for impairment charges in the third and fourth quarters of 2011, and their net book values are detailed below as of June 30, 2012 and December 31, 2011:

	Cost, Less Impairment Charges	Accumulated Amortization	Net Book Value	Estimated Remaining Useful Life
June 30, 2012:
Technology and intellectual property	$861,266	$(208,133)	$653,133	0.8 to 20.0 years
Trademarks	279,914	(258,574)	21,340	0.8 year
Customer relationships	2,182,319	(1,841,423)	340,896	2.5 years
License agreements	1,971,534	(1,927,286)	44,248	5.8 years

	$5,295,033	$(4,235,416)	$1,059,617

December 31, 2011:
Technology and intellectual property	$2,282,513	$(1,831,236)	$451,277	1.3 to 20.0 years
Trademarks	409,934	(383,380)	26,554	1.3 years
Customer relationships	2,585,296	(2,120,209)	465,087	0.3 to 3.0 years
License agreements	2,030,010	(1,983,832)	46,178	6.3 years

	$7,307,753	$(6,318,657)	$989,096

The intangible assets, their original fair values, adjusted for impairment charges in the second and fourth quarters of 2010 and the third quarter of 2011, and their net book values are detailed below as of the dates presented:

	Cost, Less Impairment Charges	Accumulated Amortization	Net Book Value	Estimated Remaining Useful Life
December 31, 2011:
Technology and intellectual property	$2,282,513	$(1,831,236)	$451,277	1.3 to 20.0 years
Trademarks	409,934	(383,380)	26,554	1.3 years
Customer relationships	2,585,296	(2,120,209)	465,087	0.3 to 3.0 years
License agreements	2,030,010	(1,983,832)	46,178	6.3 years

	$7,307,753	$(6,318,657)	$989,096

December 31, 2010:
Technology and intellectual property	$3,849,156	$(2,067,991)	$1,781,165	1.7 to 13.4 years
Trademarks	1,070,483	(407,517)	662,966	2.3 to 17.6 years
Customer relationships	3,460,132	(1,999,859)	1,460,273	1.3 to 11.5 years
License agreements	2,077,668	(2,029,145)	48,523	7.3 years

	$10,457,439	$(6,504,512)	$3,952,927

Goodwill	$1,626,482	$—	$1,626,482

Changes in Carrying Amounts of Goodwill

The changes in the carrying amounts of goodwill for the years ended December 31, 2011 and 2010 were as follows:

Balance as of December 31, 2009	$5,770,245
Goodwill acquired during the year	—
Impairment charges	(3,529,609)
Currency translation adjustments	(614,154)

Balance as of December 31, 2010	1,626,482
Goodwill acquired during the year	—
Impairment charges	(1,626,482)
Currency translation adjustments	—

Balance as of December 31, 2011	$—

Schedule of Total Impairment Charges

The following table summarizes the total impairment charges recorded by the Company in 2011:

Goodwill arising on the acquisition of LED Effects	$1,626,482
Technology and patents acquired on the acquisition of LED Effects	1,252,335
Trademarks acquired on the acquisition of Lamina	590,782
Customer relationships acquired on the acquisition of Lamina	651,750

Total impairment charge	$4,121,349

The following table summarizes the total impairment charges recorded by the Company in 2010:

Goodwill arising on the acquisition of LSGBV	$3,529,609
Trademarks acquired on the acquisition of LSGBV	191,500
Customer relationships acquired on the acquisition of LSGBV	1,967,400
License agreements acquired on the acquisition of LSGBV	4,766,500
Trademarks acquired on the acquisition of LED Effects	533,975
Customer relationships acquired on the acquisition of LED Effects	559,666

Total impairment charge	$11,548,650

Estimated Amortization Expense, Adjusted for Impairment Charges, for Intangible Assets

The table below is the estimated amortization expense, adjusted for any impairment charges, for the Company’s intangible assets for each of the next five years and thereafter:

2012	$266,267
2013	167,516
2014	152,946
2015	21,120
2016	21,120
Thereafter	360,126

$989,096